Unconsolidated Affiliate Companies (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 02, 2012	Nov. 27, 2011	Nov. 28, 2010
Unconsolidated Affiliate Companies
Current assets	$ 27,451	$ 25,627
Noncurrent assets	4,553	4,456
Current liabilities	16,432	12,223
Unconsolidated affiliate companies
Revenues	71,952	55,925	44,946
Gross profit	45,668	35,949	27,481
Income from operations	12,863	8,173	8,372
Net income	10,350	6,742	6,898
Joint ventures
Unconsolidated Affiliate Companies
Ownership percentage	50.00%
Net investment	$ 9,000	$ 9,800